Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 423,858	$ 952,063
Less: accumulated amortization	423,858	804,716
Intangible assets, net		147,347
Prepaid patented licenses [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	200,000	728,205
Less: accumulated amortization	200,000	728,205
Intangible assets, net
Computer software [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	223,858	223,858
Less: accumulated amortization	223,858	76,511
Intangible assets, net		$ 147,347